Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 268,742	$ 2,087,509	$ 4,074,594
Less: allowance for doubtful accounts / credit losses	(124,483)	(966,947)	(1,495,119)
Accounts receivable, net	144,259	1,120,562	2,579,475
Accounts receivable, net	$ 144,259	$ 1,120,562	$ 2,579,475